SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders Equity Note [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 377,632
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 8 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 270,253	$ 220,381	$ 126,599
Share Repurchase Program, Remaining Authorized, Amount	$ 225,000
Stock Repurchased and Retired During Period, Shares	3,543,902	3,593,721	1,348,865
Share-based Payment Arrangement, Option
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 213.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	43,361
Share-based Payment Arrangement, Option | Employee Shares Incentive Plan (the Plan") [Member]"
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,907,903
Authorized in 2023 [Member]
Stockholders Equity Note [Line Items]
Stock Repurchase Program, Authorized Amount			$ 500,000
Share Repurchase Program, Increase in Authorized, Amount [Line Items]		$ 25,000
StockRepurchaseProgramInitialCourtApprovedAmount [Line Items]			$ 300,000
Authorized in 2024 [Member]
Stockholders Equity Note [Line Items]
Stock Repurchase Program, Authorized Amount		$ 425,000
Authorized in 2025 [Member]
Stockholders Equity Note [Line Items]
Stock Repurchase Program, Authorized Amount	$ 200,000
Share Repurchase Program, Increase in Authorized, Amount [Line Items]	$ 400,000